UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cedar Rock Capital Limited

Address:  110 Wigmore Street
          London W1U 3RW
          United Kingdom

13F File Number: 028-11077

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Joy-Isabelle Besse
Title:   Director
Phone:   0207-534-6002


Signature, Place and Date of Signing:


/s/ Joy-Isabelle Besse        London, United Kingdom         February 13, 2012
------------------------     ------------------------       -------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  7

Form 13F Information Table Value Total: $2,000,257
                                         (thousands)


List of Other Included Managers: None


                                                     FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COL 7           COLUMN 8

                                                         VALUE      SHS OR     SH/ PUT/  INVESTMENT  OTHR         VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (x$1000)   PRN AMT    PRN CALL  DISCRETION  MGRS    SOLE      SHARED   NONE
AUTOMATIC DATA PROCESSING IN  COM             053015103  347,346     6,431,137 SH           SOLE     NONE     6,431,137
CLOROX CO DEL                 COM             189054109  202,314     3,039,579 SH           SOLE     NONE     3,039,579
DOMINOS PIZZA INC             COM             25754A201  193,694     5,705,279 SH           SOLE     NONE     5,705,279
DR PEPPER SNAPPLE GROUP INC   COM             26138E109  546,310    13,837,646 SH           SOLE     NONE    13,837,646
LEE ENTERPRISES INC           COM             523768109    2,411     3,444,202 SH           SOLE     NONE     3,444,202
PHILIP MORRIS INTL INC        COM             718172109  288,977     3,682,170 SH           SOLE     NONE     3,682,170
PROCTER & GAMBLE CO           COM             742718109  419,205     6,283,986 SH           SOLE     NONE     6,283,986




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